Leases - Schedule of finance lease receivables current and non current (Detail) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Current portion	$ 512	$ 0
Non-current portion	3,502	0
Balance, end of period	$ 4,014	$ 0